Nature of operations and summary of significant accounting policies (Income Taxes) (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2017	Mar. 21, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Deferred tax benefit	$ 0
Uncertain tax positions	$ 0	$ 0
Estimated amount of cancellation of indebtedness income		$ 61,000,000
Predecessor
Income Tax Disclosure [Line Items]
Deferred tax benefit			$ 0	$ 0	$ (177,393,000)	$ 123,891,000
Uncertain tax positions				0	0
Income tax penalties and interest accrued				$ 0	$ 0